PREFERRED LIMITED PARTNERS EQUITY (Details) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Jan. 16, 2018 CAD ($) $ / shares shares	Jan. 16, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Disclosure of preferred limited partners [Line Items]
Dividends declared for the year ended			$ 38
Preferred limited partners' equity			$ 707	$ 511
Preferred Limited Partners Unit [Member]
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			37,890,000
Dividends declared for the year ended				28
Preferred limited partners' equity			$ 707
Series 5 (C$72)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			2,890,000
Dividend rate			5.59%
Earliest redemption date			Apr 2018
Dividends declared for the year ended			$ 4	4
Preferred limited partners' equity			$ 49	49
Series 7 (C$175)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			7,000,000
Dividend rate			5.50%
Earliest redemption date			Jan 2021
Dividends declared for the year ended			$ 7	8
Preferred limited partners' equity			$ 128	128
Series 9 (C$200)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			8,000,000
Dividend rate			5.75%
Earliest redemption date			Jul 2021
Dividends declared for the year ended			$ 9	8
Preferred limited partners' equity			$ 147	147
Series 11 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			10,000,000
Dividend rate			5.00%
Earliest redemption date			Apr 2022
Dividends declared for the year ended			$ 9	8
Preferred limited partners' equity			$ 187	187
Series 13 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding | shares			10,000,000
Dividend rate	5.00%	5.00%	5.00%
Earliest redemption date			Apr 2023
Dividends declared for the year ended			$ 9	0
Preferred limited partners' equity			$ 196	$ 0
Proceeds from issuing shares	$ 250	$ 201
Share issue related cost	$ 7	$ 5
Par Value Per Share | $ / shares	$ 25
Number of shares issued | shares	10,000,000
Series 13 (C$250) | Government of Canada Bond yield plus
Disclosure of preferred limited partners [Line Items]
Dividend rate	3.00%	3.00%
Dividend rate reset period	April 30, 2023	April 30, 2023
Class A Preference Shares
Disclosure of preferred limited partners [Line Items]
Percentage of units for normal course issuer bid			10.00%